Summary of Maturity Analysis of Lease Payments (Detail) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	$ 517,608
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	297,425
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	207,746
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted lease payments	$ 12,437